Average Annual Total Returns - Invesco VI Main Street Small Cap Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 01, 1998	19.93%	12.88%	12.13%	Jul. 16, 2001	19.63%	12.59%	11.85%	19.96%	13.26%	11.20%